Dividend (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 13, 2021
Dividends relating to reporting period:
First interim dividend (in USD per share)	$ 0.0626	$ 0.0574	$ 0.0537
Second interim dividend (in USD per share)	0.1421	0.1304	0.1186
Total (in USD per share)	$ 0.2047	$ 0.1878	$ 0.1723
First interim dividend	$ 172	$ 154	$ 140
Second interim dividend	392	359	326
Total	$ 564	$ 513	$ 466
Dividends paid in reporting period:
First interim dividend (in USD per share)	$ 0.0626	$ 0.0574	$ 0.0537
Second interim dividend for prior year (in USD per share)	0.1304	0.1186	0.1073
Total (in USD per share)	$ 0.1930	$ 0.1760	$ 0.1610
Current year first interim dividend	$ 172	$ 154	$ 138
Second interim dividend for prior year	361	320	283
Total	$ 533	$ 474	$ 421
Discontinued US operations
Dividends paid in reporting period:
Dividend in specie				$ 1,735